Related Parties - Summary of Subsidiaries and Other Related Parties (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of related parties [line items]
Loans assets	R$ 490	R$ 490
Loans liabilities	4,071	4,185
Receivables	1,042	1,067
Payables	25,450	23,844
Commercial transactions, sales and services	3,850	7,245	R$ 13,335
Commercial transactions purchases	1,018,078	1,022,997	977,510
Expenses	1,469	2,300	2,478
Quimica da bahia Industria e Comercio [member]
Summary of related parties [line items]
Loans liabilities	2,925	2,946
Others [member]
Summary of related parties [line items]
Loans assets	490	490
Loans liabilities	1,146	1,239
Oxicap Industria de Gases [member]
Summary of related parties [line items]
Payables	567	1,489
Commercial transactions, sales and services	6	6	6
Commercial transactions purchases	9,032	18,108	18,079
Refinaria De Petroleo Rigrandense [member]
Summary of related parties [line items]
Payables	24,630	22,199
Commercial transactions purchases	1,008,860	1,004,030	958,007
ConectCar Solucoes de Mobilidade Eletronica [member]
Summary of related parties [line items]
Receivables	1,042	1,067
Payables	136	31
Commercial transactions, sales and services	3,844	7,239	13,329
Commercial transactions purchases	186	859	1,424
LA'7 Participaes e Empreend. Imob. Ltda. [member]
Summary of related parties [line items]
Payables	117	125
Expenses	R$ 1,469	R$ 2,300	R$ 2,478